Research and Development Expenses - Schedule of Research and Development Expenses (Details) - Research and Development Expense [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Research and Development Expenses [Line Items]
Payroll and related benefits (including share-based compensation)	$ 2,677	$ 2,712
Materials, subcontracted work and consulting	333	355
Clinical trials	29	109
Others	336	360
Total	$ 3,375	$ 3,536